Note 10 - Share-based Compensation - Fair Value Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Option [Member]
Fair value of ordinary share (in dollars per share)			$ 13.96
Expected volatility			70.00%
Expected dividend yield	0.00%	0.00%	0.00%
Contractual life (years) (Year)	10 years	10 years	10 years
Share-based Payment Arrangement, Option [Member] | Minimum [Member]
Fair value of ordinary share (in dollars per share)	$ 9.48	$ 10.37
Risk-free interest rate	0.37%	0.11%	1.62%
Expected term (years) (Year)	5 years	5 years	5 years
Expected volatility	75.00%	70.00%
Share-based Payment Arrangement, Option [Member] | Maximum [Member]
Fair value of ordinary share (in dollars per share)	$ 31.31	$ 17.94
Risk-free interest rate	1.47%	1.64%	1.68%
Expected term (years) (Year)	7 years 5 months 26 days	10 years	7 years 1 month 6 days
Expected volatility	90.00%	75.00%
Options Granted in May 2021 [Member]
Fair value of ordinary share (in dollars per share)	$ 10.71
Risk-free interest rate	1.63%
Expected term (years) (Year)	10 years
Expected volatility	75.00%
Expected dividend yield	0.00%
Exercise price (in dollars per share)	$ 10.18